Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Discount was Determined Using the Finnerty Model	The discount was determined using the Finnerty Model using the following assumptions:

Year ended December 31, 2024

Volatility	60.0%

Expected life (in months)	6.0

Risk-free rate	4.3%

Fair value per unit	$14.00

Summary of Class B Common Stock, Issued as Incentive Awards, Activity
Class B common stock, issued as incentive awards, activity is as follows during the periods indicated:

	Class B Common Stock	Weighted Average Grant Date Fair Value

Unvested at September 27, 2024	—	$—

Granted	12,321,282	$12.67

Vested	(11,070,502)	$12.60

Forfeited	(7,074)	$13.30

Unvested at December 31, 2024	1,243,706	$13.30

Summary of Restricted Stock Unit Activity
Restricted Stock Unit activity was as follows during the periods indicated:

	Restricted Stock Units	Weighted Average Grant Date Fair Value

Unvested at September 27, 2024	—	$—

Granted	10,713	$14.00

Forfeited	—	$—

Unvested at December 31, 2024	10,713	$14.00

Summary of Share-based Compensation Expense
Share-based compensation expense is recorded to selling, general, and administrative expenses in the consolidated statements of operations, and is as follows for the periods indicated:

	Three Months Ended March 31,
	2024	2025

Pre-IPO awards	$5,945	$—

Unvested Class A and B common stock	—	3,384

Restricted stock units	—	584

Total share-based compensation expense	$5,945	$3,968

Schedule of Unamortized Share Based Compensation Incentive Awards
As of March 31, 2025, unamortized share-based compensation costs related to share-based incentive awards is as follows (in thousands, except for the
remaining service period):

	Amount	Weighted Average Remaining Service Period (years)

Unvested Class A and B common stock	$6,661	0.5

Restricted stock units	11,779	2.9

Total unamortized share-based compensation cost	$18,440

As of December 31, 2024, unamortized share-based compensation costs related to each share-based incentive award described above is as follows (in thousands, except for the remaining service period):

	Amount	Weighted Average Remaining Service Period (years)

Class B common stock	$10,050	0.7

Restricted stock units	75	0.3

Total unamortized share-based compensation cost	$10,125